American Century Government Income Trust

PROSPECTUS SUPPLEMENT

GINNIE MAE FUND

Supplement dated October 20, 2003 * Prospectus dated August 1, 2003 (C Class and Advisor Class)

At a Special Meeting held October 17, 2003, C Class shareholders of the Ginnie
Mae Fund approved a proposal to increase the 12b-1 fee for the C Class to 1.00%
effective January 2, 2004.

The following replaces the Annual Fund Operating Expenses chart on page 9. The C
Class information for the Ginnie Mae Fund has been restated to reflect the change in the Distribution and Service (12b-1) Fee.

       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                Management   Distribution and            Other          Total Annual Fund
                                Fee(1)       Service (12b-1) Fees(2)     Expenses(3)    Operating Expenses
       ----------------------------------------------------------------------------------------------------
       Government Agency
       Money Market
          Advisor Class         0.22%        0.50%(4)                    0.01%          0.73%
       ----------------------------------------------------------------------------------------------------
       Government Bond
          Advisor Class         0.25%        0.50%(4)                    0.01%          0.76%
       ----------------------------------------------------------------------------------------------------
       Inflation-Adjusted Bond
          Advisor Class         0.25%        0.50%(4)                    0.01%          0.76%
       ----------------------------------------------------------------------------------------------------
       Short-Term Government
          Advisor Class         0.33%        0.50%(4)                    0.01%          0.84%
       ----------------------------------------------------------------------------------------------------
       Ginnie Mae
          Advisor Class         0.33%        0.50%(4)                    0.01%          0.84%
       ----------------------------------------------------------------------------------------------------
          C Class               0.58%        1.00%(5)                    0.00%(6)       1.58%
       ----------------------------------------------------------------------------------------------------

       (1) Based on assets of all classes of a particular fund during the funds'
           most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

       (2) The 12b-1 fee is designed to permit investors to purchase Advisor
           Class and C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and
           Distribution Fees, page 29.

       (3) Other expenses include the fees and expenses of the funds'
           independent trustees and their legal counsel, as well as interest.

       (4) Half of the Advisor Class 12b-1 fee (0.25%) is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

       (5) The 12b-1 fee will increase to 1.00% effective January 2, 2004.

       (6) Other expenses, which include the fees and expenses of the funds'
           independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

The following replaces the C Class information for the Ginnie Mae Fund in the
Example chart on page 10.

       EXAMPLE
                             1 year      3 years       5 years       10 years
       ------------------------------------------------------------------------
       Ginnie Mae
          C Class            $160        $496          $855          $1,864
       ------------------------------------------------------------------------

SH-SPL-36289   0310